ACQUISITION OF IMT (Tables) - Integrated Microwave Technologies [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Based upon these factors, the Company concluded that the occurrence of a bargain purchase was reasonable.
Purchase Consideration
Amount of consideration:	$16,000,000
Tangible assets acquired and liabilities assumed at fair value
Accounts receivable	$7,129,000
Inventories	18,234,000
Property and equipment	3,868,000
Prepaid expenses	1,209,000
Accounts payable	(2,079,000)
Accrued expenses	(451,000)
Net tangible assets acquired	$27,910,000
Identifiable intangible assets
Trade names and technology	$1,100,000
Customer relationships	2,520,000
Total Identifiable Intangible Assets	$3,620,000
Total net assets acquired	$31,530,000
Consideration paid	16,000,000
Gain on bargain purchase	$15,530,000

Based upon these factors, the Company concluded that the occurrence of a bargain purchase was reasonable.
Purchase Consideration
Amount of consideration:	$3,000,000
Tangible assets acquired and liabilities assumed at fair value
Cash	$477,000
Accounts receivable	676,000
Inventories	3,329,000
Property and equipment	1,470,000
Prepaid expenses	55,000
Accounts payable and deferred revenue	(423,000)
Deferred rent	(167,000)
Accrued expenses	(378,000)
Net tangible assets acquired	$5,039,000
Identifiable intangible assets
Trade names and technology	$350,000
Customer relationships	360,000
Total Identifiable Intangible Assets	$710,000
Total net assets acquired	$5,749,000
Consideration paid	3,000,000
Gain on bargain purchase	$2,749,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following presents the unaudited pro-forma combined results of operations of xG with Vislink and IMT as if the entities were combined on January 1, 2016.
	Three Months Ended June 30,	Six Months Ended June 30,
	2016	2017	2016
Revenues, net	$14,520	$24,806	$28,426
Net (loss) allocable to common shareholders	$(6,572)	$(12,584)	$(12,344)
Net (loss) per share	$(10.70)	$(1.20)	$(30.03)
Weighted average number of shares outstanding	614	10,500	$411

The following presents the unaudited pro-forma combined results of operations of the Company with IMT as if the acquisition occurred on January 1, 2015.
	For the Year Ended December 31,
	2016	2015
Revenues, net	$7,058	$8,160
Net loss allocable to common shareholders	$(22,987)	$(24,634)
Net loss per share	$(37.32)	$(391.02)
Weighted average number of shares outstanding	616	63